Debt - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2016	Dec. 31, 2016	Nov. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt, gross		$ 6,706		$ 5,972
Senior notes [member] | Senior notes due 2024 [Member]
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt	$ 1,000
Long-term debt, gross		$ 1,000		0
Debt instrument, interest rate, stated percentage	4.25%	4.25%
Debt issuance costs, gross	$ 20
Secured debt [member] | Senior secured term loan facility due 2020 [member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 750		4,225
Debt instrument, interest rate, stated percentage		3.50%
Secured debt [member] | Senior secured revolving credit facility [Member]
Debt Instrument [Line Items]
Debt issuance costs, gross			$ 5
Line of credit facility, maximum borrowing capacity		$ 1,000
Letters of credit outstanding		45
Line of credit facility, remaining borrowing capacity		$ 955
Line of credit facility, unused capacity, commitment fee percentage		0.125%
Secured debt [member] | Senior secured term loan facility due 2023 [member]
Debt Instrument [Line Items]
Long-term debt, gross	3,225	$ 3,209		0
Debt instrument, interest rate, stated percentage		3.26%
Debt issuance costs, gross	$ 4
Debt instrument, basis spread on variable rate	2.50%
Debt instrument, unamortized discount	$ 8
Capital lease obligations [member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 227		227
Debt instrument, weighted average interest rate		6.34%
Mortgages [Member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 20		$ 20
Debt instrument, weighted average interest rate		2.65%